Cover	Feb. 22, 2023
Cover [Abstract]
Entity Registrant Name	Yinfu Gold Corporation
Entity Central Index Key	0001438461
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 22, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	20-8531222
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-152242
Entity Address Address Line 1	Suite 2313
Entity Address Address Line 2	Dongfang Science and Technology Mansion
Entity Address Address Line 3	Nanshan District
Entity Address City Or Town	Shenzhen
Entity Address Postal Zip Code	518000
City Area Code	755
Local Phone Number	8316-0998